Summary of Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Accounting Policies [Abstract]
Summary of Basic and Diluted Net Income (Loss)	Accordingly, basic and diluted net income per Class A common stock and net loss attributable to holders of Class B common stock is calculated as follows:

For the period from October 13, 2020 (inception) to December 31, 2020
Interest income on Assets held in Trust Account	$1,008
Expenses available to be paid with interest income from Trust Account	—

Net income available to holders of Class A common stock	$1,008

Net loss	(295,743)
Less: income attributable to Class A common stock	1,008

Net loss attributable to holders of Class B common stock	$(296,751)

Weighted average shares outstanding of Class A common stock	8,553,125

Basic and diluted net income per share, Class A common stock	$0.00

Weighted average shares outstanding of Class B common stock	1,484,249

Basic and diluted net loss per share, Class B common stock	$(0.20)

As a result, diluted income (loss) per share of common stock is the same as basic income (loss) per share of common stock for the period. No warrants were exercised during the six months ended June 30, 2021.

	Six Months Ended
	June 30, 2021
	Class A common stock	Class B common stock
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$4,024,612	$201,230

Denominator:
Weighted-average shares outstanding	40,250,000	2,012,500

Basic and diluted net income (loss) per share	$0.10	$0.10